Exhibit 99.8 Schedule 14

Loan Level Exceptions
Run Date - 4/4/2022

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
NTOEZ0PW31P	XXXX	XXXX		The Lender DSCR December 2021	1	1	1	1	1	1	1	1
TLK04RHS4CN	XXXX	XXXX		The Lender DSCR December 2021	3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The HUD in the loan file is not signed or stamped.
VC010EC0TBI	XXXX	XXXX		The Lender DSCR December 2021	1	1	1	1	1	1	1	1
5UR0RLJDYEB	XXXX	XXXX		The Lender Non-QM January 2022 Flow	1	1	1	1	1	1	1	1
KSUN3FCSJXO	XXXX	XXXX		The Lender Non-QM December 2021 Flow	3	1	3	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: Final application is missing
LWC252Z5QIV	XXXX	XXXX		The Lender DSCR December 2021	1	1	1	1	1	1	1	1
OLTO5KOJMVT	XXXX	XXXX		The Lender DSCR December 2021	1	1	1	1	1	1	1	1
J53A5NGQXIB	XXXX	XXXX		The Lender DSCR December 2021	1	1	1	1	1	1	1	1
L5OFOZEW55M	XXXX	XXXX		DSCR November 2021	1	1	1	1	1	1	1	1
ZDOII1JKY2B	XXXX	XXXX	XXXXXXXX NonQM Securitization- 2022 Q1 Flow	3	2	2	1	3	2	1	1	*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT:   Per the guidelines for a FTHB, 24 months bank statements are required.  Only 20 months were provided, but income divided over the full 24 months using a 40% expense ratio.  Lender approved exception in file.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The maximum allowed LTV/CLTV per the guidelines is 85%, lender approved an exception for the LTV to go 5% higher to 90%

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The maximum allowed LTV/CLTV per the guidelines is 85%, lender approved an exception for the LTV to go 5% higher to 90%	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 1/19/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $100.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
MDFTEJ3YZMZ	XXXX	XXXX	XXXXXXXXXXX DSCR Flow October 2021	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
															COMMENT: The file does not include a title commitment reflecting the minimum required amount of lender coverage for the subject transaction. A copy of an updated title commitment reflecting the minimum required amount of lender coverage for the subject loan transaction must be uploaded to the file.
L333OHB02GQ	XXXX	XXXX	XXXXXXXXXXX DSCR Flow October 2021	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The AVM reflects a value of $xx which is greater than a 10% variance of the appraised value of $xx.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: 02/04/2022: Finding Remains
DNVBZCL3FUR	XXXX	XXXX		XXXXXXXXXXX DSCR Flow October 2021	3	1	3	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: AVM within 10% variance but the Confidence Score is below 90 - doesn't meet Fitch requirement.
ZX3SMEYMMS2	XXXX	XXXX		XXXXXXXXXXX DSCR Flow October 2021	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: AVM within 10% variance but the Confidence Score is below 90 - doesn't meet Fitch requirement.
CNYZBXRKKZP	XXXX	XXXX	XXXXXXXXXXX DSCR Flow October 2021	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title insurance amount is $xx but the loan amount is $xx, the title insurance does not cover the loan amount.

															*** (CURED) Pre-closing AVM does not support value at origination - EV R
T42WYJXW3CZ	XXXX	XXXX	XXXXXXX DSCR Flow November 2021	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
															COMMENT: The title commitment in the file reflects lender coverage for the subject transaction in the amount of $xx. The subject loan amount is $xx and a copy of the title commitment reflecting at least $xx lender coverage is required. A copy of that required document must be obtained and uploaded to the file.
J4CHV1JWRIV	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Amount of title insurance $xx is less than mortgage loan amount $xx. Need updated Title Insurance Policy.

*** (CURED) Missing Doc - EV R
COMMENT:   Need Hazard insurance policy with mortgagee clause of "XX and its successors and assigns (ISAOA)"

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: AVM available in file Page#90 does not support the Appraisal value. Need updated AVM with the supported value.
2LX03HO5OEM	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title policy reflects an insured amount of $xx which is less than the loan amount of $xx.  Please provide updated title.

*** (CURED) Hazard Insurance - EV R
															COMMENT: The guidelines, section 4.3, requires beneficiary on evidence of insurance to be: XX ISAOA. Evidence of insurance located on page 209 reflects XX Mortgage Servicing ISAOA as beneficiary.
FGKDLBUYEYA	XXXX	XXXX		XXXXXXX DSCR Flow November 2021	1	1	1	1	1	1	1	1
JP3AHPVUUR0	XXXX	XXXX	XXXXXXXXXXX DSCR Flow October 2021	3	2	2	3	1	2	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Meets guideline requirements

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: AVM in file with variance of -39.063%. Per guidelines if greater than -10% variance, field/desk review required.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Loan amount of $XX is below minimum of $50,000. Lender approved exception prior to closing
BRNB3LUQHOY	XXXX	XXXX	XXXXXXXXXXX DSCR Flow October 2021	3	1	3	3	1	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missing copy of signed lease required per guidelines for occupied properties.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: AVM value of $xx in file reflects a -14.706% variance of the appraised value of $xx. Guidelines permit -10% variance.
3PIZVU1LWVW	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   AVM value of $xx does not support appraised value of $xx (variance is -40.357%). Please provide updated value.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Homeowners insurance policy reflects XX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect XX and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: AVM value of $xx does not support appraised value of $xx (variance is -40.357%). Please provide updated value.
3DOBIVPINGV	XXXX	XXXX	XXXXXXXXXXX DSCR Flow November 2021	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The subject property appraised for $xxx on 9/xx/2021. The guidelines on page 6 require a secondary valuation which may be an AVM, Desktop Review, or Field Review, with a supporting value as defined in the table below. AVMs must have a forecast standard deviation (FSD) of <=0.10 to be valid. AVMs with FSD >0.10 require a Desktop or Field Review. The AVM dated 10/4/2021 on page 96 of the loan file reflects a $xx value which is 10.204% less than the appraised value. The AVM did not support the appraised value of the subject property.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: The subject property appraised for $xx on 9/14/2021. The guidelines on page 6 require a secondary valuation which may be an AVM, Desktop Review, or Field Review, with a supporting value as defined in the table below. AVMs must have a forecast standard deviation (FSD) of <=0.10 to be valid. AVMs with FSD >0.10 require a Desktop or Field Review. The AVM dated 10/4/2021 on page 96 of the loan file reflects a $xx value which is 10.204% less than the appraised value. The AVM did not support the appraised value of the subject property.
DGATVY2DJPA	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: The provided Hazard Insurance on page 223 reflect Mortgage Clause as XX Mortgage Servicing instead of XX and its successors and assigns (ISAOA). Need updated Hazard Insurance.
1BHU0QJE2ST	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Homeowner's insurance policy reflects XX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect XX and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: AVM value of $xx does not support appraised value of $xx (variance is 12.50%). Please provide updated value.
UHVYCHZ34UO	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The provided Commitment Report reflects Loan Policy amount $xx lesser than loan amount $xx. Please provide updated title

*** (CURED) Hazard Insurance - EV R
COMMENT:   HOI reflects XX mortgage Servicing ISAOA ATIMA as Beneficiary. Per Guidelines, Section 4.3, Beneficiary should Reflect XX and ISAOA.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: AVM value of xx does not support appraised value of $xx (variance is 12%). Please provide updated value.
24BXHUI4G2V	XXXX	XXXX		XXXXXXXXX DSCR Flow December 2021	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The provided Hazard Insurance on page 99 reflect Mortgage Clause as xx instead of XX and its successors and assigns (ISAOA). Need updated Hazard Insurance.
N55YGFK1UQR	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Homeowner's insurance policy reflects xx ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect XX and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
R4OB4FETN2X	XXXX	XXXX	XXXXXXXXX DSCR Flow December 2021	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The provided Hazard Insurance on page 244 reflect Mortgage Clause as xx instead of XX and its successors and assigns (ISAOA). Need updated Hazard Insurance.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: The AVM in file on page 267 value of $xx does not support the Appraisal value at origination of $xx
T4KZP5BDFVV	XXXX	XXXX	XXXXXXXXXXX DSCR Flow January 2022	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Homeowner's insurance policy reflects xx ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect XX and its successors and assigns (ISAOA).

*** (CURED) Pre-closing AVM does not support value at origination - EV R
															COMMENT: The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $xx, the AVM reflects a value of $xx. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $xx
NXX15ANPPDY	XXXX	XXXX	XXXXXXXXXXX DSCR Flow January 2022	3	1	3	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   AVM value of $xx does not support appraised value of $xx (variance is 22.553%). Please provide updated value.

*** (CURED) Title Issue - EV R
															COMMENT: The title policy reflects an insured amount of $xx, which is less than the loan amount of $xx. Please provide updated title
ZQLVWM5GILH	XXXX	XXXX	The Lender DSCR December 2021	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title insurance did not meet guideline requirements.

*** (CURED) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV R
															COMMENT: Rental loss insurance requirement was not met.
3QBOC0VPDJX	XXXX	XXXX		The Lender DSCR December 2021	1	1	1	1	1	1	1	1
A0YWT2BBB4K	XXXX	XXXX		XX XXXXXX QM & NonQm Securitization - 2022 Q1	1	1	1	1	1	1	1	1
JRZROP32N1S	XXXX	XXXX	The Lender Non-QM December 2021 Flow	3	1	3	1	1	1	1	1	*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The Security Instrument (Mortgage/Deed of Trust) is missing.

*** (CURED) Note is missing or unexecuted - EV R
															COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
TIR00FPEIHZ	XXXX	XXXX		XXXXXXXXX XXXX NonQM Securitization- 2022 Q1 Flow	1	1	1	1	1	1	1	1
E4K2BT30XBX	XXXX	XXXX		XXXXXXXXX XXXX NonQM Securitization- 2022 Q1 Flow	1	1	1	1	1	1	1	1